Bank overdrafts and short-term borrowings - Schedule of Bank Overdrafts and Short-term Borrowings (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Borrowings [Line Items]
Bank overdrafts and short-term borrowings	€ 22,834	€ 29,254
Bank overdrafts [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Bank overdrafts and short-term borrowings	2,037	1,754
Borrowings related to a recourse factoring agreement [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Bank overdrafts and short-term borrowings	10,752	17,307
Borrowings secured with trade receivables not part of factoring agreement [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Bank overdrafts and short-term borrowings	9,282	9,703
Borrowings unsecured [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Bank overdrafts and short-term borrowings	€ 763	€ 490